Equity-based compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of weighted average assumptions

 The weighted average assumptions are provided below.

	For the nine months ended
	October 31, 2018	October 31, 2019
Risk-free interest rate	2.83%	2.18%
Expected dividends	None	None
Expected term (in years)	6.25	6.25
Volatility	45.00%	45.15%
Weighted average fair market value of grants	$3.72	$4.99

The risk-free rate was based on the U.S. Treasury yield curve at the time of the grant over the expected term of the stock option grants.

	January 31,

	2018	2019
Risk-free interest rate	2.59%	2.81%
Expected dividends	None	None
Expected term (in years)	6.25	6.25
Volatility	41.00%	40.00%
Weighted average fair value of grants	$2.07	$3.47

Schedule of stock option activity

Stock option activity for the nine months ended October 31, 2019 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 31, 2019	5,055,505	$2.45
Granted in the nine months ended October 31, 2019	1,230,382	$8.78
Exercised	(111,515)	$3.98
Forfeited and expired	(53,627)	$3.38

Outstanding and expected to vest—October 31, 2019	6,120,745	$3.67	6.35	$140,339

Exercisable—October 31, 2019	4,197,481	$2.09	4.84	$103,178
Amount vested in the nine months ended October 31, 2019	621,206	$4.03

Stock option activity for fiscal 2018 and fiscal 2019 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding—February 1, 2017	4,295,364	$1.53
Granted during the year	1,295,132	$4.71
Exercised	(143,600)	$1.03
Forfeited and expired	(155,105)	$2.36

Outstanding—January 31, 2018	5,291,791	$2.30

Exercisable—January 31, 2018	3,260,333	$1.36

Amount vested in fiscal 2018	684,322	$1.91

Outstanding—February 1, 2018	5,291,791	$2.30
Granted during the year	262,566	$4.71
Exercised	(316,063)	$1.15
Forfeited	(182,789)	$3.72

Outstanding and expected to vest—January 31, 2019	5,055,505	$2.45	6.40	$28,217

Exercisable—January 31, 2019	3,658,339	$1.76	5.48	$23,072

Amount vested in fiscal 2019	736,028	$3.27

Schedule of Restricted Stock Unit Activity

Restricted stock unit activity for the nine months ended October 31, 2019 are as follows:

Restricted stock units
Balance—January 31, 2019	20,164
Granted	526,382
Forfeited	(22,185)

Balance—October 31, 2019	524,361